Revenue	12 Months Ended
Dec. 31, 2025
Revenue Disclosure [Abstract]
Revenue

17. Revenue
During the year ended December 31, 2025, the Company recorded $243.9 million (2024 - $30.4 million) of revenue from gold and silver sales, with two customers individually accounting for more than 10% of the Company’s total revenue, representing approximately 60%, and 37% of total revenue, respectively (2024 - one customer representing 99%). Although revenues are concentrated among these customers, the Company is not economically dependent on any particular customer, as gold is readily marketable through a wide range of global traders. All metal sales are made within the United States.